Leases - Supplemental Cashflow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$ (96)	$ (36)
Financing cash flows from finance leases	(6)	(4)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	38	227
Finance leases	$ 10	$ 6